Cover	Apr. 03, 2020
Entity Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment to the Current Report on Form 8-K filed on April 3, 2020 (the "Original Form 8-K") by Vornado Realty Trust and Vornado Realty L.P. is being filed solely for the purpose of adding Inline eXtensible Business Reporting Language ("XBRL") data tagging to the cover page in accordance with Rule 406 of Regulation S-T, which tagging was inadvertently omitted by the financial printer that submitted the filing via EDGAR to the Securities and Exchange Commission. No other changes have been made to the Original Form 8-K.
Document Period End Date	Apr. 03, 2020
Entity File Number	001-11954
Entity Registrant Name	VORNADO REALTY TRUST
Entity Central Index Key	0000899689
Entity Tax Identification Number	22-1657560
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	888 Seventh Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	212
Local Phone Number	894-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	Common Shares of beneficial interest, $.04 par value per share
Trading Symbol	VNO
Security Exchange Name	NYSE
Series K 5. 70 Percent [Member]
Entity Information [Line Items]
Title of 12(b) Security	5.70% Series K
Trading Symbol	VNO/PK
Security Exchange Name	NYSE
Series L 5. 40 Percent [Member]
Entity Information [Line Items]
Title of 12(b) Security	5.40% Series L
Trading Symbol	VNO/PL
Security Exchange Name	NYSE
Series M 5. 25 Percent [Member]
Entity Information [Line Items]
Title of 12(b) Security	5.25% Series M
Trading Symbol	VNO/PM
Security Exchange Name	NYSE
Vornado Realty Lp [Member]
Entity Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Apr. 03, 2020
Entity File Number	001-34482
Entity Registrant Name	VORNADO REALTY L.P.
Entity Central Index Key	0001040765
Entity Tax Identification Number	13-3925979
Entity Incorporation, State or Country Code	DE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false